Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jan. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Cost	$ 53,441	$ 57,461
Gross unrealized gains	871	753
Gross unrealized losses	20	57
Fair value	54,292	58,157
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	10,084	12,176
Gross unrealized gains	252	216
Gross unrealized losses	4	11
Fair value	10,332	12,381
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	2,728	3,203
Gross unrealized gains	47	42
Gross unrealized losses	2	4
Fair value	2,773	3,241
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	18,543	19,527
Gross unrealized gains	434	384
Gross unrealized losses	3	22
Fair value	18,974	19,889
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	20,712	20,543
Gross unrealized gains	110	87
Gross unrealized losses	11	19
Fair value	20,811	20,611
Other debt [member]
Disclosure of financial assets [line items]
Cost	1,374	2,012
Gross unrealized gains	28	24
Gross unrealized losses	0	1
Fair value	$ 1,402	$ 2,035